Investments (Details) - Schedule of Interest in Joint Venture (Parentheticals) - Cresca's [Member]	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investments (Details) - Schedule of Interest in Joint Venture (Parentheticals) [Line Items]
Company’s interest	50.00%	50.00%
Company’s interest	50.00%	50.00%